T. ROWE PRICE Emerging Markets Stock Fund
July 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
BRAZIL 4.7%
Common Stocks 4.5%
B3  58,284,500 125,038
Localiza Rent a Car  7,532,300 84,755
Raia Drogasil  23,793,682 96,479
Rede D'Or Sao Luiz  4,053,387 25,312
WEG  2,338,200 12,698
344,282
Preferred Stocks 0.2%
Itau Unibanco Holding  3,805,618 17,417
17,417
Total Brazil (Cost
$344,387
)
361,699
CHINA 35.0%
Common Stocks 25.4%
Alibaba Group Holding (HKD) (1) 8,283,756 93,138
Alibaba Group Holding, ADR (USD) (1) 1,267,002 113,232
China Overseas Land & Investment (HKD)  46,048,500 127,251
China Resources Mixc Lifestyle Services (HKD)  11,701,400 49,576
ENN Energy Holdings (HKD)  4,733,500 77,216
JD.com, Class A (HKD)  2,629,245 78,437
Kingdee International Software Group (HKD) (1) 37,606,000 81,196
Li Auto, ADR (USD) (1) 770,400 25,300
Meituan, Class B (HKD) (1) 7,293,700 163,622
Pinduoduo, ADR (USD) (1) 716,400 35,111
Ping An Insurance Group, Class H (HKD)  11,433,000 67,192
Shenzhou International Group Holdings (HKD)  2,500,600 26,302
Silergy (TWD)  1,907,000 35,688
Sunny Optical Technology Group (HKD)  3,327,000 45,010
Tencent Holdings (HKD)  11,511,000 444,887
Wuxi Biologics Cayman (HKD) (1) 10,204,000 97,674
Yum China Holdings (HKD)  291,300 13,639
Yum China Holdings (USD)  5,498,600 267,837
Zhongsheng Group Holdings (HKD)  23,567,500 134,922
1,977,230
Common Stocks - China A Shares 9.6%
Centre Testing International Group, A Shares (2) 9,489,101 28,984
Fuyao Glass Industry Group, A Shares (CNH)  12,611,343 76,810
Glodon, A Shares (2) 5,077,592 34,978
Hongfa Technology, A Shares (CNH)  7,737,084 47,231
Huayu Automotive Systems, A Shares (CNH)  17,680,340 57,596
T. ROWE PRICE Emerging Markets Stock Fund

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
Hundsun Technologies, A Shares (CNH)  9,316,800 58,823
Midea Group, A Shares (CNH)  1,276,467 10,435
Midea Group, A Shares (2) 9,549,434 78,050
Ping An Insurance Group, A Shares (2) 2,406,900 15,066
Shenzhen Inovance Technology, A Shares (CNH)  6,569,231 64,536
Songcheng Performance Development, A Shares (CNH)  11,387,300 21,665
Songcheng Performance Development, A Shares (2) 30,092,538 57,240
Yifeng Pharmacy Chain, A Shares (CNH)  8,380,497 64,448
Zhejiang Sanhua Intelligent Controls, A Shares (CNH)  14,450,814 69,857
ZWSOFT Guangzhou, A Shares (2) 1,724,671 55,687
741,406
Total China (Cost
$2,679,149
)
2,718,636
CZECH REPUBLIC 0.1%
Common Stocks 0.1%
Komercni Banka  249,804 6,312
Total Czech Republic (Cost
$8,409
)
6,312
HONG KONG 4.6%
Common Stocks 4.6%
AIA Group  17,211,000 172,913
Budweiser Brewing APAC  50,744,500 140,508
Hong Kong Exchanges & Clearing  954,800 43,816
Total Hong Kong (Cost
$259,147
)
357,237
HUNGARY 1.0%
Common Stocks 1.0%
OTP Bank  2,585,724 53,381
Wizz Air Holdings (GBP) (1) 933,787 25,358
Total Hungary (Cost
$145,685
)
78,739
INDIA 14.0%
Common Stocks 14.0%
Asian Paints  704,616 29,750
HDFC Asset Management  1,492,814 36,732
HDFC Bank  7,688,100 140,608
HDFC Life Insurance  7,045,104 49,430
Hindustan Unilever  1,102,364 36,748
Housing Development Finance  5,649,397 171,289
Infosys  6,715,038 131,409
Kotak Mahindra Bank  7,966,763 183,333

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
Maruti Suzuki India  439,237 48,836
Reliance Industries (1) 3,778,508 120,065
Tata Consultancy Services  619,648 25,920
Voltas  9,056,649 114,825
Total India (Cost
$858,093
)
1,088,945
INDONESIA 0.7%
Common Stocks 0.7%
Bank Central Asia  109,100,900 54,252
Total Indonesia (Cost
$20,925
)
54,252
MEXICO 2.8%
Common Stocks 2.8%
Grupo Aeroportuario del Sureste, ADR (USD)  118,801 22,312
Grupo Financiero Banorte, Class O  15,789,500 89,987
Grupo Mexico, Series B  10,052,181 39,838
Wal-Mart de Mexico  18,208,748 66,196
Total Mexico (Cost
$188,595
)
218,333
NETHERLANDS 1.8%
Common Stocks 1.8%
ASML Holding  120,732 69,392
Heineken  395,994 39,040
Prosus  503,305 32,833
Total Netherlands (Cost
$157,284
)
141,265
PERU 1.0%
Common Stocks 1.0%
Credicorp (USD)  254,466 32,928
Southern Copper (USD)  888,900 44,267
Total Peru (Cost
$91,204
)
77,195
PHILIPPINES 1.3%
Common Stocks 1.3%
SM Investments  4,707,739 66,291
Universal Robina  17,836,229 35,918
Total Philippines (Cost
$82,236
)
102,209

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
POLAND 0.4%
Common Stocks 0.4%
Powszechna Kasa Oszczednosci Bank Polski (1) 6,147,937 34,794
Total Poland (Cost
$54,301
)
34,794
PORTUGAL 0.2%
Common Stocks 0.2%
Jeronimo Martins  643,109 14,886
Total Portugal (Cost
$13,243
)
14,886
QATAR 1.6%
Common Stocks 1.6%
Qatar National Bank  22,326,365 123,665
Total Qatar (Cost
$123,744
)
123,665
RUSSIA 0.0%
Common Stocks 0.0%
Moscow Exchange (1)(3) 8,670,400 —
Ozon Holdings, ADR (USD) (1)(3) 941,156 —
X5 Retail Group, GDR (USD) (3) 2,748,364 —
Yandex, Class A (USD) (1)(3) 1,338,330 —
Total Russia (Cost
$173,744
)
—
SAUDI ARABIA 3.1%
Common Stocks 3.1%
Nahdi Medical (1) 2,099,563 97,640
Saudi National Bank  7,498,895 140,768
Total Saudi Arabia (Cost
$188,891
)
238,408
SINGAPORE 0.5%
Common Stocks 0.5%
Sea, ADR (USD) (1) 546,560 41,713
Total Singapore (Cost
$89,647
)
41,713

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
SOUTH AFRICA 2.0%
Common Stocks 2.0%
Capitec Bank Holdings  242,365 29,127
Clicks Group  3,163,207 53,417
FirstRand  19,083,940 75,492
Total South Africa (Cost
$118,890
)
158,036
SOUTH KOREA 7.2%
Common Stocks 7.2%
Coupang (USD) (1) 1,832,581 31,685
LG Chem  255,026 118,780
NAVER  408,434 81,704
Samsung Electronics  6,935,976 328,315
Total South Korea (Cost
$294,187
)
560,484
TAIWAN 9.8%
Common Stocks 9.8%
Chailease Holding  2,775,000 19,735
MediaTek  2,329,000 53,660
Taiwan Semiconductor Manufacturing  38,510,111 660,432
Vanguard International Semiconductor  10,439,000 25,143
Total Taiwan (Cost
$245,569
)
758,970
THAILAND 1.9%
Common Stocks 1.9%
Airports of Thailand (1) 8,341,900 15,920
CP ALL  77,520,600 129,976
Total Thailand (Cost
$128,808
)
145,896
UNITED ARAB EMIRATES 1.6%
Common Stocks 1.6%
Borouge (1) 11,276,952 9,026
First Abu Dhabi Bank  20,088,217 106,317
Network International Holdings (GBP) (1) 2,237,021 5,516
Total United Arab Emirates (Cost
$83,409
)
120,859

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.4%
Money Market Funds 3.4%
T. Rowe Price Government Reserve Fund, 2.03% (4)(5) 267,970,359 267,970
Total Short-Term Investments (Cost $267,970) 267,970
Total Investments in Securities 98.7%
(Cost $6,617,517) $ 7,670,503
Other Assets Less Liabilities 1.3% 103,521
Net Assets 100.0% $ 7,774,024
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) China A shares held through the QFII are subject to certain restrictions.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE Emerging Markets Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.03% $ — # $ — $ 692 +
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
07/31/22
T. Rowe Price Government
Reserve Fund, 2.03% $ 208,615 ¤ ¤ $ 267,970 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $692 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $267,970.

T. ROWE PRICE Emerging Markets Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Stock Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Emerging Markets Stock Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Emerging Markets Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Emerging Markets Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended July 31,
2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2022, totaled $(245,229,000) for the period ended July 31,
2022. During the period, transfers into Level 3 resulted from a lack of marketability for the securities.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 614,385 $ 6,770,731 $ — $ 7,385,116
Preferred Stocks — 17,417 — 17,417
Short-Term Investments 267,970 — — 267,970
Total $ 882,355 $ 6,788,148 $ — $ 7,670,503
($000s)
Beginning
Balance
10/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Ending
Balance
7/31/22
Investment in
Securities
Common Stocks $ — $ (254,295) $ 42,283 $ (4,597) $ 216,609 $ —

T. ROWE PRICE Emerging Markets Stock Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F111-054Q3 07/22